RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transactions Details Narrative
Purchased Inventory	$ 89,082	$ 201,824
Rent expenses	$ 7,159	$ 8,299